General and Administrative - Summary of General and Administrative Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Significant non cash charges [Abstract]
Average performance factor used to calculate the accrual related to the anticipated fair value of the PSUs issue	17.00%	15.00%